Segment Information	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segment Information

Segment Information

The Company’s chief operating decision maker assesses performance and allocates resources based upon the separate financial information from the Company’s operating segments. In identifying its reportable segments, the Company considered the nature of services provided, the geographical areas in which the segments operated and other relevant factors. The Company aggregates certain of its operating segments into its reportable segments.
Management evaluates the operating results of each of its reportable segments based upon revenue and “Adjusted EBITDA,” which the Company defines as income from continuing operations before non-vehicle related depreciation and amortization, any impairment charge, restructuring expense, early extinguishment of debt costs, non-vehicle related interest, transaction-related costs and income taxes. In first quarter of 2014, the Company revised its definition of Adjusted EBITDA to exclude restructuring expense and has recast its 2013, 2012 and 2011 Adjusted EBITDA to conform with the revised definition, consistent with the manner in which management assesses performance and allocates resources. The Company’s presentation of Adjusted EBITDA may not be comparable to similarly-titled measures used by other companies.

Year Ended December 31, 2013

	North America	International	Truck Rental	Corporate and Other (a)	Total
Net revenues	$5,042	$2,522	$373	$—	$7,937
Vehicle depreciation and lease charges, net	1,254	509	48	—	1,811
Vehicle interest, net	203	49	12	—	264
Adjusted EBITDA	508	272	36	(47)	769
Non-vehicle depreciation and amortization	101	50	1	—	152
Segment assets exclusive of assets under vehicle programs	3,718	1,809	80	225	5,832
Assets under vehicle programs	7,939	2,164	349	—	10,452
Capital expenditures (excluding vehicles)	98	54	—	—	152
__________

(a)	Primarily represents unallocated corporate overhead, receivables from our former subsidiaries and debt financing fees related to our corporate debt.

Year Ended December 31, 2012

	North America	International	Truck Rental	Corporate and Other (a)	Total
Net revenues	$4,640	$2,342	$374	$1	$7,357
Vehicle depreciation and lease charges, net	943	483	45	—	1,471
Vehicle interest, net	246	38	13	—	297
Adjusted EBITDA	557	270	34	(21)	840
Non-vehicle depreciation and amortization	78	46	1	—	125
Segment assets exclusive of assets under vehicle programs	3,065	1,740	90	224	5,119
Assets under vehicle programs	7,394	2,300	405	—	10,099
Capital expenditures (excluding vehicles)	72	60	—	—	132
__________

(a)	Primarily represents unallocated corporate overhead, receivables from our former subsidiaries and debt financing fees related to our corporate debt.

Year Ended December 31, 2011

	North America	International	Truck Rental	Corporate and Other (a)	Total
Net revenues	$4,495	$1,028	$376	$1	$5,900
Vehicle depreciation and lease charges, net	969	209	45	—	1,223
Vehicle interest, net	263	11	12	—	286
Adjusted EBITDA	444	130	49	(13)	610
Non-vehicle depreciation and amortization	80	14	1	—	95
Segment assets exclusive of assets under vehicle programs	2,112	1,464	88	184	3,848
Assets under vehicle programs	6,674	2,109	307	—	9,090
Capital expenditures (excluding vehicles)	54	10	1	—	65
__________

(a)	Primarily represents unallocated corporate overhead, receivables from our former subsidiaries and debt financing fees related to our corporate debt.

Provided below is a reconciliation of Adjusted EBITDA to income before income taxes.

	For the Year Ended December 31,
	2013	2012	2011
Adjusted EBITDA	$769	$840	$610
Less: Non-vehicle related depreciation and amortization	152	125	95
Interest expense related to corporate debt, net	228	268	219
Early extinguishment of debt	147	75	—
Restructuring expense	61	38	5
Transaction-related costs	51	34	255
Impairment	33	—	—
Income before income taxes	$97	$300	$36

The geographic segment information provided below is classified based on the geographic location of the Company’s subsidiaries.

	United States	All Other Countries	Total
2013
Net revenues	$5,030	$2,907	$7,937
Assets exclusive of assets under vehicle programs	3,729	2,103	5,832
Assets under vehicle programs	7,791	2,661	10,452
Property and equipment, net	424	190	614

2012
Net revenues	$4,637	$2,720	$7,357
Assets exclusive of assets under vehicle programs	3,094	2,025	5,119
Assets under vehicle programs	7,329	2,770	10,099
Property and equipment, net	366	163	529

2011
Net revenues	$4,489	$1,411	$5,900
Assets exclusive of assets under vehicle programs	2,177	1,671	3,848
Assets under vehicle programs	6,553	2,537	9,090
Property and equipment, net	365	128	493